Equity - Reserves - Treasury Stock (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Net change in treasury stock		€ 6,288	€ (10,317)	€ 12,695
Treasury stock
Equity
Net change in treasury stock		€ 6,288	€ (10,135)	€ 10,677
Reserves
Equity
Net change in treasury stock	€ 2,000
Class A, Ordinary shares | Treasury stock
Equity
(Acquisition) / disposal of treasury stock	1,967,265